FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       October 19, 2009


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total:	$69,338


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ANNALY CAPITAL MGMT		COM	035710409	2721	 150000	  SH	     sole	n/a	 150000	  0	 0
ASCOT RESOURCES LTD		COM	04364G106	1245	1900000	  SH	     sole	n/a	1900000	  0	 0
AXION POWER INTL INC		COM	05460X109	  52	  25000	  SH	     sole	n/a	  25000	  0	 0
BERKSHIRE HATHAWAY INC		CL B	084670207	 665	    200	  SH	     sole	n/a	    200	  0	 0
CENT FUND			CL A	153501101	5300	 400000	  SH	     sole	n/a	 400000	  0	 0
CENTRAL GOLD TRUST		UNITS	153546106	7960	 200000	  SH	     sole	n/a	 200000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	2526	 638000	  SH	     sole	n/a	 638000	  0	 0
CHINA EVERBRIGHT INT'L		ORD	 6630940	6097   15000000	  SH	     sole	n/a    15000000	  0	 0
CONCHO RESOURCES INC		COM	20605P101	3632	 100000	  SH	     sole	n/a	 100000	  0	 0
CONTINENT RESOURCES INC		COM	21076K100	 533	 950000	  SH	     sole	n/a	 950000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105      10665	4300000	  SH	     sole	n/a	4300000	  0	 0
ENDWAVE CORP			COM	29264A206	 318	 100000	  SH	     sole	n/a	 100000	  0	 0
EVOLVING GOLD 			COM	30050D107	2306	2000000	  SH	     sole	n/a	2000000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	 842	 600000	  SH	     sole	n/a	 600000	  0	 0
INDICO RESOURCES LTD		COM    BMG476M1108	  68	 242000	  SH	     sole	n/a	 242000	  0	 0
INTL TOWER HILL MINES LTD	COM	46051L104	3030	 750000	  SH	     sole	n/a	 750000	  0	 0
MANSFIELD MINERALS		COM	56428D107	  49	  50000	  SH	     sole	n/a	  50000	  0	 0
MINGYUAN MEDICARE DEV		ORD	 6594046	2931   27700000	  SH	     sole	n/a    27700000	  0	 0
OCCIDENTAL PETROLEUM		COM	674599105	6272	  80000	  SH	     sole	n/a	  80000	  0	 0
SPDR GOLD TRUST			ETF	78463V107	4943	  50000	  SH	     sole	n/a	  50000	  0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	1080	 900000	  SH	     sole	n/a	 900000	  0	 0
TRANSATLANTIC PETR CORP		COM	893522201	4998	2100000	  SH	     sole	n/a	2100000	  0	 0
TREVALI RES CORP		COM	895318103	 534	 905600	  SH	     sole	n/a	 905600	  0	 0
ZENA MINING CORP		COM	98935W103	 571	1000000	  SH	     sole	n/a	1000000	  0	 0
